Net finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of net finance costs

	12.31.24	12.31.23	12.31.22
Financial income
Assigned assets interest	805	797	381
Other interest	419	3	61
Total financial income	1,224	800	442

Financial costs
Commercial interest	(239,121)	(557,942)	(505,796)
Penalties interest	(47,494)	(117,383)	(75,169)
Borrowings interest	(43,396)	(18,973)	(12,527)
Fiscal interest and other	(3,985)	(93)	(746)
Bank fees and expenses	(6,416)	(1,221)	(986)
Total financial costs	(340,412)	(695,612)	(595,224)

Other financial results
Changes in fair value of financial assets	66,888	143,859	19,160
Changes in fair value of financial liabilities	(121,585)	(70,302)	-
Loss on debt restructuring	(3,447)	-	(3,044)
Net loss from the cancelattion of Corporate Notes	-	-	(2,465)
Exchange differences	(14,039)	(105,238)	10,026
Adjustment to present value of receivables	(5,848)	(3,071)	(2,295)
Other financial costs (*)	(41,990)	(33,378)	(31,077)
Total other financial results	(120,021)	(68,130)	(9,695)
Total net financial costs	(459,209)	(762,942)	(604,477)

(*)	As of December 31, 2024, 2023 and 2022, includes $ 40,490, $ 32,392 and $ 28,834 relating to EDELCOS S.A.’s technical assistance, respectively (Note 35).